Advance to Suppliers (Details) - Schedule of Advance to Suppliers - Advance to suppliers [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Advance to Suppliers [Line Items]
Advance to suppliers	$ 200,851	$ 738,482
Less: allowance for credit losses	(19,928)	(607,195)
Advance to suppliers, net	$ 180,923	$ 131,287